UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Mario J. Gabelli, CFA

Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at December 31, 2011:

$116,478,501

An Update from Fund Management

Concerns about economic growth, debt burdens, and political stalemates in Europe and the U.S. created volatility in the markets during 2011.

Beginning with a continued economic rebound following the financial crisis of 2008-2009, the market quickly recognized the implications of the political uprisings across the Middle East, and the earthquake and nuclear disaster in Fukushima, Japan, which resulted in both a human tragedy and a disruption to the supply chains of many industries. Over the summer, political brinksmanship over the debt ceiling in the U.S. led to the country losing its AAA rating. From fall to the end of the year, concerns about the fiscal crisis in Europe led to doubts regarding the ability of certain EU members to repay their debts, and also of whether the euro itself will survive. Despite all the external shocks, the market and the Fund ended the year with little changed.

With this as a backdrop, we continue to do what we have done since the Fund’s inception: invest in companies based on our Private Market Value with a Catalyst® approach. We will invest in companies trading at a discount to their Private Market Value, with attractive products, in growing and fragmented industries, with good cash flow, and strong management teams. We will also continue to look for catalysts that could be in the form of a management change, restructuring, regulatory changes, split-ups, or other dynamics.

Selected holdings that contributed positively to performance in 2011 were Epoch Holding Corp. (2.6% of net assets as of December 31, 2011), which manages investment funds on behalf of its clients that include retirement plans, endowments, foundations, and high net worth individuals; Diageo (3.2%), a leading global producer of alcoholic beverages, with brands including Smirnoff, Johnny Walker, Ketel One, Captain Morgan, Crown Royal, J&B, Baileys, Tanqueray, Jose Cuervo, and Guinness; and El Paso Corp. (0.9%), a provider of natural gas and related energy products, organized around two core businesses: pipelines and exploration and production. Some of our weaker performing stocks during the year were Cablevision Systems Corp. (1.1%), one of the leading broadband providers in the New York metropolitan area, with nearly three million customers; Freeport-McMoRan Copper & Gold Inc. (1.0%), a leading copper producer, with assets in the United States, South America, Africa, and Indonesia; and Ferro Corp. (0.4%), a specialty materials and chemical company whose end markets include consumer and other electronics, solar cells, construction, automotive, appliances, and packaging.

We appreciate your confidence and trust.

The views expressed above are those of the Gabelli Capital Asset Fund’s portfolio manager as of December 31, 2011 and are subject to change without notice. They do not necessarily represent the current views of Gabelli Funds, LLC (the “Adviser”). The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•

It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•

The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings (As of 12/31/2011) (Unaudited)

Company	Percentage of Total Net Assets
Diageo plc, ADR	3.2%
American Express Co.	3.2%
Viacom Inc., Cl. A, Cl. B	3.0%
Honeywell International Inc.	3.0%
Epoch Holding Corp.	2.6%
The Coca-Cola Co.	2.4%
Newmont Mining Corp.	2.4%
Thomas & Betts Corp.	2.0%
Rolls-Royce Holdings plc, Cl. C	2.0%
Rollins Inc.	1.9%

Sector Weightings (Percentage of Net Assets as of 12/31/2011) (Unaudited)

Average Annual Returns through (For periods ended 12/31/2011) (Unaudited)

	1 Year	5 Year	10 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	(0.26)%	2.56%	6.59%	9.74%
S&P 500 Index	2.11	(0.25)	2.92	7.46

The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market.

About information in this report:

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2011 through December 31, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2011.

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$927.80	1.22%	$5.93
Hypothetical 5% Return	$1,000.00	$1,019.06	1.22%	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

4	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2011

Common Stocks — 100.1%

Shares		Cost	Market Value

Aerospace — 3.6%
27,000	Exelis Inc.	$308,596	$244,350
4,800	HEICO Corp.	71,568	280,704
3,600	Rockwell Automation Inc.	167,879	264,132
200,000	Rolls-Royce Holdings plc	1,488,744	2,318,611
13,800,000	Rolls-Royce Holdings plc, Cl. C (a)	21,959	21,431
15,000	The Boeing Co.	965,354	1,100,250

		3,024,100	4,229,478
Agriculture — 0.3%
9,000	Archer-Daniels-Midland Co.	192,754	257,400
2,000	Bunge Ltd.	100,535	114,400
500	The Mosaic Co.	10,688	25,215

		303,977	397,015
Automotive — 0.8%
25,000	Navistar International Corp.†	695,823	947,000
Automotive: Parts and Accessories — 2.3%
10,000	BorgWarner Inc.†	198,525	637,400
20,500	CLARCOR Inc.	183,162	1,024,795
21,000	Midas Inc.†	377,278	180,390
39,900	Standard Motor Products Inc.	298,787	799,995

		1,057,752	2,642,580
Aviation: Parts and Services — 3.9%
32,000	Curtiss-Wright Corp.	464,335	1,130,560
100,000	GenCorp Inc.†	728,334	532,000
38,500	Kaman Corp.	455,274	1,051,820
11,000	Precision Castparts Corp.	425,378	1,812,690

		2,073,321	4,527,070
Broadcasting — 3.5%
42,000	CBS Corp., Cl. A, Voting	711,384	1,162,560
10,000	Cogeco Inc.	195,072	474,994
35,700	Fisher Communications Inc.†	1,390,356	1,029,231
15,321	Liberty Media Corp. - Liberty Capital, Cl. A†	301,377	1,195,804
10,000	LIN TV Corp., Cl. A†	12,600	42,300
16,000	Sinclair Broadcast Group Inc., Cl. A	113,810	181,280

		2,724,599	4,086,169
Business Services — 1.0%
2,500	Ascent Capital Group Inc., Cl. A†	43,340	126,800
32,000	Diebold Inc.	1,008,727	962,240
16,000	Intermec Inc.†	257,561	109,760

		1,309,628	1,198,800
Cable and Satellite — 4.5%
5,000	Adelphia Communications Corp., Cl. A† (b)	1,107	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0	0
5,000	Adelphia Recovery Trust†	0	25
24,000	AMC Networks Inc., Cl. A†	181,957	901,920
94,000	Cablevision Systems Corp., Cl. A	491,959	1,336,680
35,000	DIRECTV, Cl. A†	893,618	1,496,600
18,000	DISH Network Corp., Cl. A	327,014	512,640
5,000	EchoStar Corp., Cl. A†	112,486	104,700

Shares		Cost	Market Value

8,000	Liberty Global Inc., Cl. A†	$109,068	$328,240
7,000	Liberty Global Inc., Cl. C†	113,581	276,640
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	254,520

		2,472,306	5,211,965
Communications Equipment — 2.5%
46,000	Corning Inc.	370,700	597,080
43,000	Thomas & Betts Corp.†	1,025,342	2,347,800

		1,396,042	2,944,880
Computer Software and Services — 1.9%
100,000	Furmanite Corp.†	358,758	631,000
10,000	NCR Corp.†	98,396	164,600
90,000	Yahoo! Inc.†	2,235,887	1,451,700

		2,693,041	2,247,300
Consumer Products — 0.7%
3,000	Kimberly-Clark Corp.	182,806	220,680
53,000	Schiff Nutrition International Inc.†	118,765	567,100

		301,571	787,780
Consumer Services — 1.9%
100,000	Rollins Inc.	342,881	2,222,000
Diversified Industrial — 6.8%
23,000	Ampco-Pittsburgh Corp.	359,758	444,820
18,000	Cooper Industries plc	547,229	974,700
32,000	Crane Co.	764,039	1,494,720
3,000	Greif Inc., Cl. A	34,574	136,650
22,000	Griffon Corp.	261,662	200,860
64,500	Honeywell International Inc.	1,895,555	3,505,575
15,000	ITT Corp.	281,248	289,950
69,000	Myers Industries Inc.	729,690	851,460

		4,873,755	7,898,735
Electronics — 2.3%
30,000	Cypress Semiconductor Corp.†	125,198	506,700
10,000	LSI Corp.†	46,528	59,500
73,500	Texas Instruments Inc.	1,730,485	2,139,585

		1,902,211	2,705,785
Energy and Utilities — 7.4%
3,000	Cameron International Corp.†	42,348	147,570
6,500	Chevron Corp.	406,120	691,600
15,000	ConocoPhillips	404,733	1,093,050
8,000	Devon Energy Corp.	274,271	496,000
38,000	El Paso Corp.	452,207	1,009,660
26,000	El Paso Electric Co.	233,569	900,640
11,000	Exxon Mobil Corp.	419,480	932,360
20,000	GenOn Energy Inc., Escrow† (b)	0	0
33,000	National Fuel Gas Co.	1,803,998	1,834,140
3,000	Royal Dutch Shell plc, Cl. A, ADR	184,449	219,270
70,000	RPC Inc.	511,422	1,277,500

		4,732,597	8,601,790
Entertainment — 7.8%
5,000	Discovery Communications Inc., Cl. A†	72,723	204,850

See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2011

Shares		Cost	Market Value

Entertainment (Continued)
5,000	Discovery Communications Inc., Cl. C†	$50,769	$188,500
102,000	Grupo Televisa SA, ADR	1,515,484	2,148,120
34,000	The Madison Square Garden Co., Cl. A†	171,403	973,760
40,000	Time Warner Inc.	1,236,766	1,445,600
61,500	Viacom Inc., Cl. A	2,596,905	3,279,795
5,500	Viacom Inc., Cl. B	122,427	249,755
25,000	Vivendi SA	843,515	547,467

		6,609,992	9,037,847
Environmental Services — 1.0%
34,000	Waste Management Inc.	1,260,423	1,112,140
Equipment and Supplies — 5.7%
30,000	AMETEK Inc.	134,896	1,263,000
27,000	Baldwin Technology Co. Inc., Cl. A†	39,567	24,330
8,000	Belden Inc.	148,266	266,240
32,000	Capstone Turbine Corp.†	60,670	37,120
18,000	CIRCOR International Inc.	556,417	635,580
104,000	CTS Corp.	913,788	956,800
7,300	Flowserve Corp.	217,333	725,036
12,000	Franklin Electric Co. Inc.	123,540	522,720
20,000	GrafTech International Ltd.†	165,148	273,000
29,000	IDEX Corp.	634,437	1,076,190
8,500	The Eastern Co.	79,825	170,850
49,000	The L.S. Starrett Co., Cl. A	696,795	629,650
3,000	Watts Water Technologies Inc., Cl. A	47,803	102,630

		3,818,485	6,683,146
Financial Services — 9.1%
79,000	American Express Co.	2,331,747	3,726,430
7,500	Argo Group International Holdings Ltd.	200,362	217,200
16,000	BKF Capital Group Inc.†	65,957	17,760
138,000	Epoch Holding Corp.	256,373	3,067,740
14,000	JPMorgan Chase & Co.	455,342	465,500
4,000	Marsh & McLennan Companies Inc.	104,159	126,480
17,000	Morgan Stanley	489,840	257,210
3,600	Northern Trust Corp.	176,884	142,776
6,000	State Street Corp.	275,507	241,860
44,000	The Bank of New York Mellon Corp.	1,218,619	876,040
54,000	Wells Fargo & Co.	1,617,619	1,488,240

		7,192,409	10,627,236
Food and Beverage — 10.1%
26,500	Brown-Forman Corp., Cl. A	690,496	2,100,655
1,000	Brown-Forman Corp., Cl. B	65,977	80,510
72,500	Danone SA, ADR	771,756	916,400
43,000	Diageo plc, ADR	1,747,747	3,759,060
14,500	Fomento Economico Mexicano SAB de CV, ADR	487,816	1,010,795
8,000	Kraft Foods Inc., Cl. A	229,921	298,880
40,500	The Coca-Cola Co.	1,814,447	2,833,785
33,990	Tootsie Roll Industries Inc.	552,731	804,543

		6,360,891	11,804,628

Shares		Cost	Market Value

Health Care — 1.9%
86,000	Boston Scientific Corp.†	$696,755	$459,240
1,000	DENTSPLY International Inc.	21,925	34,990
8,000	Henry Schein Inc.†	363,738	515,440
1,500	Laboratory Corp. of America Holdings†	91,904	128,955
11,400	Mead Johnson Nutrition Co.	501,404	783,522
8,000	Patterson Companies Inc.	238,344	236,160

		1,914,070	2,158,307
Hotels and Gaming — 3.0%
24,000	Boyd Gaming Corp.†	131,519	179,040
8,000	Canterbury Park Holding Corp.†	91,665	106,480
9,000	Churchill Downs Inc.	319,160	469,170
59,000	Dover Motorsports Inc.†	297,793	61,360
24,000	Gaylord Entertainment Co.†	527,429	579,360
13,000	International Game Technology	209,108	223,600
44,000	Las Vegas Sands Corp.†	297,084	1,880,120

		1,873,758	3,499,130
Machinery — 2.3%
30,000	CNH Global NV†	554,240	1,079,700
10,000	Deere & Co.	302,965	773,500
30,000	Xylem Inc.	787,493	770,700

		1,644,698	2,623,900
Manufactured Housing and Recreational Vehicles — 0.1%
4,000	Cavco Industries Inc.†	113,920	160,240
3,000	Skyline Corp.	35,511	13,050

		149,431	173,290
Metals and Mining — 3.4%
32,000	Freeport-McMoRan Copper & Gold Inc.	430,484	1,177,280
47,000	Newmont Mining Corp.	1,955,213	2,820,470

		2,385,697	3,997,750
Publishing — 0.9%
81,000	Journal Communications Inc., Cl. A†	467,789	356,400
43,000	Media General Inc., Cl. A†	125,412	175,010
4,000	Meredith Corp.	89,512	130,600
21,000	News Corp., Cl. A	190,013	374,640

		872,726	1,036,650
Real Estate — 1.1%
50,000	Griffin Land & Nurseries Inc.	753,028	1,323,000
Retail — 2.7%
44,000	Aaron’s Inc.†	243,545	1,173,920
35,000	CVS Caremark Corp.	1,140,367	1,427,300
12,000	Ingles Markets Inc., Cl. A	155,171	180,720
15,000	Safeway Inc.	307,433	315,600

		1,846,516	3,097,540
Specialty Chemicals — 2.4%
84,000	Ferro Corp.†	684,559	410,760
200	Hawkins Inc.	2,826	7,372
18,000	International Flavors & Fragrances Inc.	838,389	943,560
34,000	Omnova Solutions Inc.†	182,349	156,740
2,500	Quaker Chemical Corp.	44,813	97,225
32,000	Sensient Technologies Corp.	657,051	1,212,800

		2,409,987	2,828,457

See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2011

Shares		Cost	Market Value

Telecommunications — 2.0%
130,000	Cincinnati Bell Inc.†	$551,607	$393,900
14,500	NII Holdings Inc.†	487,803	308,850
11,000	Rogers Communications Inc., Cl. B	150,530	423,610
175,000	Sprint Nextel Corp.†	1,013,113	409,500
24,000	Telephone & Data Systems Inc.	791,758	621,360
5,000	Telephone & Data Systems Inc., Special	169,885	119,050

		3,164,696	2,276,270
Transportation — 0.8%
20,000	GATX Corp.	665,096	873,200
Wireless Communications — 2.4%
8,500	Millicom International Cellular SA, SDR	695,729	851,599
44,000	United States Cellular Corp.†	1,722,675	1,919,720

		2,418,404	2,771,319
	Total Common Stocks	75,243,911	116,572,157

Shares		Cost	Market Value

Preferred Stocks — 0.0%
Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A	$26,464	$6,190
TOTAL INVESTMENTS — 100.1%		$75,270,375	116,578,347
Other Assets and Liabilities (Net) — (0.1)%			(99,846)
NET ASSETS — 100.0%			$116,478,501

(a)	At December 31, 2011, the Fund held an investment in a restricted and illiquid security amounting to $21,431 or 0.02% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/11 Carrying Value Per Unit
13,800,000	Rolls-Royce Holdings plc, Cl. C	10/26/11	$21,959	$0.0016

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2011, the fair valued securities had no market value.
†	Non-income producing security.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Investments, at value (cost $75,270,375)	$116,578,347
Foreign currency, at value (cost $19)	17
Cash	633
Receivable for investments sold	62,851
Receivable for Fund shares sold	2,754
Dividends receivable	209,141

Total Assets	116,853,743

LIABILITIES:
Payable for Fund shares redeemed	80,729
Payable for investment management fees	99,114
Payable for accounting fees	3,750
Payable for payroll expenses	652
Payable for legal and audit fees	32,786
Line of credit payable	144,000
Other accrued expenses	14,211

Total Liabilities	375,242

Net Assets (applicable to 6,255,689 shares outstanding)	$116,478,501

NET ASSETS CONSIST OF:
Paid-in capital	$77,562,506
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(2,391,975)
Net unrealized appreciation on investments and foreign currency translations	41,307,970

Net Assets	$116,478,501

Shares of Capital Stock, at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($116,478,501 ÷ 6,255,689 shares outstanding)	$18.62

Statement of Operations

For the Year Ended

December 31, 2011

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $14,930)	$2,068,095
Interest	131

Total Investment Income	2,068,226

EXPENSES:
Management fees	1,280,829
Legal and audit fees	51,294
Accounting fees	45,000
Shareholder communications expenses	39,620
Directors’ fees	29,500
Custodian fees	27,086
Shareholder services fees	12,246
Interest expense	3,161
Payroll expenses	2,609
Miscellaneous expenses	19,102

Total Expenses	1,510,447

Net Investment Income	557,779

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	5,819,664
Net realized loss on foreign currency transactions	(2,673)

Net realized gain on investments and foreign currency transactions	5,816,991

Net change in unrealized appreciation on investments and foreign currency translations	(6,461,576)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(644,585)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,806)

See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010

OPERATIONS:
Net investment income	$557,779	$534,397
Net realized gain on investments and foreign currency transactions	5,816,991	7,847,023
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,461,576)	24,306,115

Net Increase/(Decrease) in Net Assets Resulting from Operations	(86,806)	32,687,535

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(560,205)	(528,856)
Net realized gain	(248,980)	—

Total Distributions to Shareholders	(809,185)	(528,856)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(18,931,700)	(16,216,996)

Net Increase/(Decrease) in Net Assets	(19,827,691)	15,941,683

NET ASSETS:
Beginning of period	136,306,192	120,364,509

End of period (including undistributed net investment income of $0 and $4,914, respectively)	$116,478,501	$136,306,192

See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Year Ended December 31,
	2011	2010	2009		2008	2007
Operating Performance:
Net asset value, beginning of period	$18.80	$14.53	$10.87		$18.66	$18.58
Net investment income (a)	0.08	0.07	0.09		0.12	0.10
Net realized and unrealized gain/(loss) on investments	(0.13)	4.27	3.68		(7.68)	1.61
Total from investment operations	(0.05)	4.34	3.77		(7.56)	1.71
Distributions to Shareholders:
Net investment income	(0.09)	(0.07)	(0.10)		(0.13)	(0.10)
Net realized gain on investments	(0.04)	—	(0.01)		(0.10)	(1.53)
Return of capital	—	—	(0.00	)(c)	—	(0.00	)(c)
Total distributions	(0.13)	(0.07)	(0.11)		(0.23)	(1.63)
Net Asset Value, End of Period	$18.62	$18.80	$14.53		$10.87	$18.66
Total Return †	(0.3)%	29.9%	34.7%		(40.4)%	9.1%
Ratios to Average Net Assets and
Supplemental Data:
Net assets, end of period (in 000’s)	$116,479	$136,306	$120,365		$108,863	$228,944
Ratio of net investment income to average net assets	0.44%	0.43%	0.72%		0.76%	0.45%
Ratio of operating expenses to average net assets (b)	1.18%	1.18%	1.21%		1.15%	1.10%
Portfolio turnover rate ††	2%	10%	12%		11%	24%
†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 33%.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the years ended December 31, 2011, 2010, and 2009, the effect of interest expense was minimal. For the year ended December 31, 2007, there was no interest expense.
(c)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2011

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was incorporated on April 8, 1993 in Maryland. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2011

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$4,208,047	$21,431	$—	$4,229,478
Cable and Satellite	5,211,965	—	0	5,211,965
Energy and Utilities	8,601,790	—	0	8,601,790
Other Industries (a)	98,528,924	—	—	98,528,924
Total Common Stocks	116,550,726	21,431	0	116,572,157
Preferred Stocks:
Consumer Products	—	—	6,190	6,190
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$116,550,726	$21,431	$6,190	$116,578,347

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the year ended December 31, 2011. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 12/31/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$490	$(490)	$0	$—	$—	$0	$490
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	0	—	—	490	(490)	0	—	—	0	490
Preferred Stocks:
Consumer Products	5,500	—	—	690	—	—	—	—	6,190	690
Warrants:
Energy and Utilities	7	—	(2,199)	2,192	—	0	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,507	$—	$(2,199)	$3,372	$(490)	$0	$—	$—	$6,190	$1,180

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2011

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities

The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of December 31, 2011, refer to the Schedule of Investments.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits and Interest Expense

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2011

corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and recharacterization of distributions. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund. For the year ended December 31, 2011, reclassifications were made to decrease undistributed net investment income by $2,488 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $2,488.

The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 was as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010
Distributions paid from:
Ordinary income	$560,020	$528,856
Net long-term capital gains	249,165	—

Total distributions paid	$809,185	$528,856

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed net long-term gains	$7,486
Net unrealized appreciation on investments and foreign currency translations	38,908,509

Total	$38,915,995

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized capital loss carryforwards of $4,822,053.

At December 31, 2011, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$77,669,838	$46,654,030	$(7,745,521)	$38,908,509

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2011

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to BNY Mellon Investment Servicing (US), Inc. The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $3,091,334 and $20,662,861, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2011, the Fund paid brokerage commissions on security trades of $25,814 to Gabelli & Company, Inc.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the year ended December 31, 2011, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Fund is assuming its portion of the allocated cost of the Adviser’s Chief Compliance Officer in the amount of $2,609 for the year ended December 31, 2011, which is included in payroll expenses in the Statement of Operations.

6.	Line of Credit

The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2011, borrowings outstanding under the line of credit amounted to $144,000.

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2011

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2011 was $202,185 with a weighted average interest rate of 1.42%. The maximum amount borrowed at any time during the year ended December 31, 2011 was $1,395,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Shares		Amount
Shares sold	476,201	404,020	$8,779,776	$6,468,527
Shares issued upon reinvestment of distributions	43,859	28,026	809,185	528,857
Shares redeemed	(1,513,864)	(1,467,206)	(28,520,661)	(23,214,380)
Net decrease	(993,804)	(1,035,160)	$(18,931,700)	$(16,216,996)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Other Matters

On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

■	Gabelli Capital Asset Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Gabelli Capital Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund (the “Fund”), the sole series of Gabelli Capital Series Funds, Inc., as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund, the sole series of Gabelli Capital Series Funds, Inc., at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 23, 2012

■	Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and Officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

Interested Directors[3]
Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 69	Since 1995	27	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

Arthur V. Ferrara Director Age: 81	Since 1995	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1992-1995)	—

Independent Directors
Anthony J. Colavita Director Age: 76	Since 1995	35	President of the law firm of Anthony J. Colavita, P.C.	—

Anthony R. Pustorino Director Age: 86	Since 1995	13	Certified Public Accountant; Professor Emeritus, Pace University	—

Werner J. Roeder, MD Director Age: 71	Since 1995	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 77	Since 1995	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

■	Gabelli Capital Asset Fund

Additional Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Officers
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer Age: 60	Since 1995 Since November 2011	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 53	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3.	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund’s Manager.
4.	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

■	Gabelli Capital Asset Fund

2011 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2011, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.090 per share, and long-term capital gains totaling $249,165 or the maximum allowable. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2011, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.01% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,500 for 2010 and $28,500 for 2011.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2011.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,100 for 2010 and $3,200 for 2011. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2011.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $8,100 for 2010 and $49,500 for 2011.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/9/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/9/12

*	Print the name and title of each signing officer under his or her signature.